Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	First Western Funds Trust
Central Index Key	0001546416
Amendment Flag	false
Document Creation Date	Dec. 20, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Dec. 28, 2018